FORM N-SAR
                                SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending           (a)
          or fiscal year ending    12/31/97  (b)

Is this a transition report?                                N

Is this an amendment to a previous filing?                  N

1. A.     Registrant Name:  Presidential Variable Annuity Account One

   B.     File Number: 811-5474

   C.     Telephone Number: (914) 358-2300

2. A.     Street:           69 Lydecker Street

   B.     City:  Nyack C.  State: NY

   D.  Zip Code: 10960      Zip Ext:

   E.     Foreign Country:       Foreign Postal Code:

3. Is this the first filing on this form by Registrant?                  N

4. Is this the last filing on this form by Registrant?                   N

5. Is Registrant a small business investment company (SBIC)?             N
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?                          Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A.     Is Registrant a series or multiple portfolio company?          N
          [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

UNIT INVESTMENT TRUSTS

111.      A. Depositor Name:     Presidential Life Insurance Company

          B. File Number (If any):    33-19293, 811-5474

          C. City:  Nyack        State: NY Zip Code: 10960     Zip Ext.:

             Foreign Country:         Foreign Postal Code:

115.      A. Independent Public Accountant Name:     Price Waterhouse, LLP

             City: Los Angeles   State: CA Zip Code: 90071     Zip Ext.:

             Foreign Country:         Foreign Postal Code:

116.      Family of investment companies information:

          A. Is Registrant part of a family of investment companies?     N

          B. Identify the family in 10 letters:


117.      A. Is Registrant a separate account of an insurance company?   Y

             If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

          B. Variable annuity contracts?                                 Y

          C. Scheduled premium variable life contracts?                  N

          D. Flexible premium variable life contracts?                   N

          E. Other types of insurance products registered under
                the Securities Act of 1933?                              N

118.      State the number of series existing at the end of the period that
          had securities registered under the Securities Act of 1933       12

119.      State the number of new series for which registration
          statements under the Securities Act of 1933 became effective
          during the period                                                0

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                                                         $ 0

121.      State the number of series for which a current prospectus was
          in existence at the end of the period                          12

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
          current period                                                 12

123.      State the total value of the additional units considered in
          answering item 122 ($000's omitted)                            $292

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                   Total
                                      Number of    Assets     Total Income
                                      Series       ($000's    Distributions
                                      Investing    omitted)   ($000's omitted)


A. U.S. Treasury direct issue
B. U.S. Government agency
C. State and municipal tax-free
D. Public utility debt
E. Brokers or dealers debt or debt
           of brokers' or dealers parent
F. All other corporate intermed.
           & long-term debt
G. All other corporate short-term
           debt
H. Equity securities of brokers or
           dealers or parents of brokers
           or dealers
I. Investment company equity
           securities                 12           $4,612          $600
J. All other equity securities
K. Other securities
L. Total assets of all series
           of Registrant              12           $4,612          $600


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
          other than the issuer?                                         N
          [If answer is "N" (No), go to item 131].

131.      Total expenses incurred by all series of Registrant during the
          current reporting period ($000's omitted)                      $73

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-5474


This report is signed on behalf of the registrant in the City of Nyack and State of New York on the 26th day of February, 1998.

                                 Presidential Variable Annuity Account One
                                           Name of Registrant

                                 By:  Presidential Life Insurance Company

                                 By:  /s/ Michael V. Oporto
                                      Michael V. Oporto
                                      Chief Financial Officer